UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 12, 2009
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total(x$1,000):  $104,291
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2248    66303 SH       Sole                    64036              2267
Avon                           COM              054303102     2379    70060 SH       Sole                    67260              2800
Bank of America                COM              060505104     1155    68245 SH       Sole                    65779              2466
Bed, Bath & Beyond             COM              075896100     1338    35645 SH       Sole                    34710               935
Black & Decker                 COM              091797100     1791    38695 SH       Sole                    37395              1300
Boeing Company                 COM              097023105     2298    42438 SH       Sole                    40777              1661
Burlington North SF            COM              12189T104     2143    26845 SH       Sole                    25930               915
Campbell Soup Co               COM              134429109     2005    61465 SH       Sole                    59490              1975
Caterpillar, Inc               COM              149123101     2387    46497 SH       Sole                    45281              1216
Chevron                        COM              166764100     2970    42173 SH       Sole                    40723              1450
Cisco Systems                  COM              17275R102     2642   112250 SH       Sole                   109280              2970
Citigroup Inc                  COM              172967101      654   135135 SH       Sole                   130026              5109
Claymore BRIC ETF              COM              18383m100      769    19747 SH       Sole                    19015               732
Coca-Cola                      COM              191216100     1885    35096 SH       Sole                    33651              1445
Darden Restaurants             COM              237194105     1053    30845 SH       Sole                    29735              1110
Disney, (Walt) Co              COM              254687106     2498    90985 SH       Sole                    88085              2900
DuPont deNemours               COM              263534109     1749    54433 SH       Sole                    52530              1903
Ebay Inc                       COM              278642103      925    39175 SH       Sole                    38425               750
Exxon Mobil Corp               COM              30231G102     3454    50341 SH       Sole                    48656              1685
FedEx Corp                     COM              31428X106     2578    34275 SH       Sole                    33225              1050
Garmin Ltd.                    COM              g37260109      748    19827 SH       Sole                    19005               822
General Electric               COM              369604103     3020   183913 SH       Sole                   177845              6069
Goodyear Tire                  COM              382550101     1528    89720 SH       Sole                    87290              2430
Home Depot                     COM              437076102     2079    78025 SH       Sole                    75405              2620
Honda Motor Co                 COM              438128308     1203    39685 SH       Sole                    38550              1135
Int'l Business Mach            COM              459200101     2452    20497 SH       Sole                    19847               650
Intel Corp                     COM              458140100     2293   117146 SH       Sole                   112411              4735
International Paper            COM              460146103     1606    72245 SH       Sole                    70585              1660
Internet Capital Group Inc     COM              46059c205       92    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      855    26603 SH       Sole                    26603
JP Morgan Chase                COM              46625H100     3126    71341 SH       Sole                    68705              2636
Johnson & Johnson              COM              478160104     2927    48069 SH       Sole                    46253              1816
Lowe's                         COM              548661107     2223   106177 SH       Sole                   102832              3345
McDonalds Corp                 COM              580135101     1914    33546 SH       Sole                    32396              1150
Microsoft                      COM              594918104     2210    85929 SH       Sole                    83057              2872
Morgan Stanley                 COM              617446448     1096    35490 SH       Sole                    34290              1200
Nokia ADR                      COM              654902204     1518   103819 SH       Sole                   100429              3390
Novartis AG ADR                COM              66987V109     1603    31817 SH       Sole                    30245              1572
Oracle Systems                 COM              68389X105     2174   104320 SH       Sole                   100720              3600
P'Shr Gldn Drgn ETF            COM              73935x401      769    33350 SH       Sole                    32350              1000
Pfizer Inc                     COM              717081103     1836   110924 SH       Sole                   108071              2853
Procter & Gamble               COM              742718109     2054    35465 SH       Sole                    34174              1291
Raytheon Company               COM              755111507     1740    36270 SH       Sole                    35105              1165
Royal Dutch Shl ADR            COM              780259206     1895    33131 SH       Sole                    32526               605
Royal Phil Elec ADR            COM              500472303     2409    98899 SH       Sole                    95916              2983
SAP AG ADR                     COM              803054204     1616    33065 SH       Sole                    32215               850
Sonus Networks Inc             COM              835916107       42    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109     1093    60520 SH       Sole                    58540              1980
Stryker Corp                   COM              863667101     1792    39435 SH       Sole                    37935              1500
Terex Corp.                    COM              880779103      552    26640 SH       Sole                    25935               705
Time Warner Inc                COM              887317303      404    14047 SH       Sole                    13020              1027
Toyota Motor ADR               COM              892331307     1469    18695 SH       Sole                    17970               725
Tyson Foods Cl A               COM              902494103     1407   111379 SH       Sole                   108879              2500
Unilever ADR                   COM              904784709     1791    62047 SH       Sole                    60075              1972
United Technologies            COM              913017109     3599    59063 SH       Sole                    57182              1881
Wal-Mart Stores                COM              931142103     3450    70284 SH       Sole                    67879              2406
Yum! Brands, Inc               COM              988498101     1164    34470 SH       Sole                    33310              1160
Zimmer Inc.                    COM              98956p102     1540    28815 SH       Sole                    28025               790
VanKampen Corp Bond                             92112u105       83 12813.94 SH       Sole                 12813.94